Debt Facilities - Summary of Senior Notes (Detail) - USD ($)	Dec. 31, 2016	Dec. 06, 2016	Dec. 31, 2015	Nov. 30, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Long term debt, gross	$ 1,457,964,000		$ 1,243,699,000
Total long term debt	5,309,826,000
Senior Notes
Debt Instrument [Line Items]
Long term debt, gross	3,850,000,000		3,850,000,000
Less amount representing debt issuance cost	(39,230,000)		(45,366,000)
Total long term debt	3,810,770,000		3,804,634,000
Senior Notes | 5.375% Senior Notes due 2023
Debt Instrument [Line Items]
Long term debt, gross	$ 1,000,000,000		1,000,000,000
Interest rate (percent)	5.375%				5.375%
Senior Notes | 5.375% Senior Notes due 2022
Debt Instrument [Line Items]
Long term debt, gross	$ 750,000,000		750,000,000
Interest rate (percent)	5.375%			5.375%
Senior Notes | 4.875% Senior Notes due 2020
Debt Instrument [Line Items]
Long term debt, gross	$ 500,000,000		500,000,000
Interest rate (percent)	4.875%				4.875%
Senior Notes | 5.75% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 500,000,000		500,000,000
Interest rate (percent)	5.75%
Senior Notes | 5.875% Senior Notes Due 2026
Debt Instrument [Line Items]
Long term debt, gross	$ 1,100,000,000		1,100,000,000
Less amount representing debt issuance cost	$ (15,112,000)		$ (16,879,000)
Interest rate (percent)	5.875%	5.875%	5.875%